Capital risk management - Fair value estimation (Details) - Not measured at fair value in statement of financial position but for which fair value is disclosed [member] - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 3,466,108	$ 3,344,402
Fair value	3,225,578	3,116,193
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,466,108	3,344,402
Fair value	$ 3,225,578	$ 3,116,193